Employee Benefits (Health Care Cost Trend Rates) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefits [Abstract]
Healthcare cost trend rate assumed for next year	7.50%	7.75%	8.00%
Rate to which cost trend rate gradually declines	5.00%	5.00%	5.00%
Year the rate reaches level it is assumed to remain thereafter	2016	2016	2014